Obligations Related to Finance Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Sale Leaseback Transactions [Table Text Block]

	December 31, 2021 $	December 31, 2020 $

Obligations related to finance leases	295,828	360,043
Less: unamortized discount and debt issuance costs	(1,347)	—
Total obligations related to finance leases	294,481	360,043
Less current portion	(27,032)	(78,476)
Long-term obligations related to finance leases	267,449	281,567

Finance Lease, Liability, Maturity [Table Text Block]
As at December 31, 2021, Teekay Tankers' total remaining commitments related to financial liabilities of these vessels were approximately $364.6 million (December 31, 2020 – $480.9 million), including imputed interest of $68.8 million (December 31, 2020 – $120.9 million), repayable from 2022 through 2030, as indicated below:

Commitments
December 31, 2021
Year	$
2022	40,882
2023	40,422
2024	40,031
2025	39,502
2026	39,042
Thereafter	164,766